Expense Example - MUFG Japan Small Cap Active ETF - MUFG Japan Small Cap Active ETF Shares	Jun. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	$ 1,931